Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net Loss Per Share

Note 10 – Net Loss Per Share

The computations of basic and dilutive loss per share of commons stock outstanding for the three and six months ended June 30, 2025 and 2024 are as follows:

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Net loss available to common shareholders	$(585,000)	$(6,119,000)	$(9,776,000)	$(8,486,000)
Basic and diluted weighted average of common stock outstanding	2,472,464	32,090	2,224,047	32,090
Loss per common share	$(0.24)	$(190.68)	$(4.40)	$(264.44)

The computation of the fully diluted weighted average number of shares of common stock outstanding for the three and six months ended June 30, 2025 and 2024 is as follows:

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Basic weighted average common shares outstanding	2,472,464	32,090	2,224,047	32,090
Effect of dilutive stock options and warrants	-	-	-	-
Diluted weighted average of common shares outstanding	2,472,464	32,090	2,224,047	32,090

Basic net loss per share is based on the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share reflects the potential dilution assuming shares of common stock underlying in-the-money options and warrants have been issued upon the exercise of the options and warrants and the proceeds thereof were used to purchase shares of the Company’s common stock at the average market price during the period using the treasury stock method.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

For the three and six months ended June 30, 2025, 484 shares of common stock underlying stock options, respectively, and 1,138,163 shares of common stock underlying warrants were excluded from the calculation of diluted net loss per share as the result would have been anti-dilutive. For the three and six months ended June 30, 2024, 543 shares of common stock underlying stock options and 4,511 shares of common stock underlying warrants were excluded from the calculation of diluted net loss per share as the result would have been anti-dilutive.

Previously Reported [Member]
Net Loss Per Share

Note 11 – Net Loss Per Share

The computations of basic and dilutive loss per share of commons stock outstanding for the year ended December 31, 2024 and the nine months ended December 31, 2023 are as follows:

	Year Ended December 31, 2024	Nine Months Ended December 31, 2023
Net loss available to common shareholders	$(23,257,000)	$(6,398,000)
Basic and fully diluted weighted average shares of common stock outstanding	65,722	24,323
Basic and fully diluted net loss per share of common stock	$(353.87)	$(263.04)

The computation of the fully diluted weighted average number of shares of common stock outstanding for the year ended December 31, 2024 and the nine months ended December 31, 2023 is as follows:

	Year Ended December 31, 2024	Nine Months Ended December 31, 2023
Basic weighted average common shares outstanding	65,722	24,323
Effect of dilutive stock options	-	-

Diluted weighted average of common shares outstanding	65,722	24,323

Basic net loss per share is based on the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share reflects the potential dilution assuming shares of common stock underlying in-the-money options and warrants have been issued upon the exercise of the options and warrants and the proceeds thereof were used to purchase shares of the Company’s common stock at the average market price during the period using the treasury stock method.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

For the year ended December 31, 2024, 536 shares of common stock underlying stock options and 563,335 shares of common stock underlying warrants were excluded from the calculation of diluted net loss per share as the result would have been anti-dilutive. For the nine months ended December 31, 2023, 569 shares of common stock underlying stock options and 4,511 shares of common stock underlying warrants were excluded from the calculation of diluted net loss per share as the result would have been anti-dilutive.